ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Schedule of Allowances) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowances for accounts receivable [Member]
Movement of allowances
Beginning of the year	$ 4,869,942	$ 1,821,755	$ 1,090,274
Allowances made during the year	5,436,023	3,459,401	852,278
Write off	(2,371,420)	(485,807)	(143,197)
Foreign exchange effect	(296,111)	74,593	22,400
Closing balance	7,638,434	4,869,942	1,821,755
Allowances for other receivables [Member]
Movement of allowances
Beginning of the year	8,904,534	8,695,727	8,739,314
Allowances made during the year	234,898	203,101	3,412
Write off			(47,702)
Foreign exchange effect	(8,628)	5,706	703
Closing balance	9,130,804	8,904,534	8,695,727
Allowances for advances for purchases of property, plant and equipment [Member]
Movement of allowances
Beginning of the year	1,306,139	1,275,355	1,267,565
Allowances made during the year	12,983	(6,640)	(5,125)
Foreign exchange effect	(33,076)	37,424	12,915
Closing balance	1,286,046	1,306,139	1,275,355
Allowances for advances to suppliers [Member]
Movement of allowances
Beginning of the year	4,442,627	4,424,649	4,405,850
Allowances made during the year	26,263	2,629	1,713
Foreign exchange effect	(9,403)	15,349	17,086
Closing balance	$ 4,459,487	$ 4,442,627	$ 4,424,649